SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Uninsured cash and cash equivalents	$ 1,137,465		$ 3,813,329	$ 6,350,699
Treasury notes	$ 13,213,526		15,274,175
Certificate of deposit interest rate	3.92%			4.163%
Certificate of deposit	$ 713,279
Gain on short-term investments	122,491	$ 11,422	70,575	$ 12,355
Uninsured short-term investments	13,677,344		15,274,175
Due from shareholder	1,526,126		0
Loss from misappropriation of assets	395,033	0
Allowance for credit losses	0		0	0
Restricted cash	736,014	50,212	50,592	50,089
Advertising and promotion	508,462	81,173	1,436,875	183,790
Research and Development Expense	83,263	255,479	1,027,203	0
Assets	26,340,608	$ 12,641,612	28,386,884	$ 10,300,586
Held as collateral for the corporate credit cards [Member]
Short-Term Debt [Line Items]
Restricted cash	50,717		$ 50,592
Frozen or otherwise restricted [Member]
Short-Term Debt [Line Items]
Restricted cash	$ 685,297
Minimum [Member]
Short-Term Debt [Line Items]
Treasury note interest rate	3.705%		3.429%
Maximum [Member]
Short-Term Debt [Line Items]
Treasury note interest rate	3.752%		3.666%